SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Number of options
Options outstanding, beginning balance		624,437
Granted	[1]	65,002
Exercised		(71,937)
Expired and forfeited		(8,700)
Options outstanding, ending balance		608,802	624,437
Exercisable at June 30, 2017		273,400
Weighted-average exercise price
Options outstanding, beginning balance		$ 10.47
Granted	[1]	18.90
Exercised		8.96
Expired and forfeited		11.29
Options outstanding, ending balance		11.54	$ 10.47
Exercisable at June 30, 2017		$ 9.71
Weighted-average remaining contractual term (in years)
Outstanding		3 years 5 months 1 day	3 years 6 months 18 days
Exercisable at June 30, 2016		2 years 7 months 17 days
Aggregate intrinsic value
Outstanding, beginning balance		$ 4,576
Outstanding, ending balance		4,756	$ 4,576
Options exercisable		$ 2,637
Vested and expected to vest at June 30, 2016
Number of options		608,802
Weighted average exercise price		$ 11.54
Weighted-average remaining contractual term (in years)		3 years 5 months 1 day
Aggregate intrinsic value		$ 4,756

[1]	The fair value of the options granted during the six months period ended June 30, 2017 was estimated by using a Black-Scholes option-pricing model which requires the following assumptions: risk-free interest rates of 1.6% - 1. 9% which is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the options' expected term, expected volatility of 49.3% - 55.9% which is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date and an expected term of 3.45 - 4.76 years which is generated by running a Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information of the options.